Quarterly Holdings Report
for
Fidelity® Series Short-Term Credit Fund
November 30, 2021
SS1-NPRT1-0122
1.9863242.106
Nonconvertible Bonds - 53.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.5%
AT&T, Inc. 0.9% 3/25/24	6,000,000	5,961,321
NTT Finance Corp.:
0.373% 3/3/23 (b)	6,080,000	6,062,288
0.583% 3/1/24 (b)	2,527,000	2,503,080
1.162% 4/3/26 (b)	5,299,000	5,204,740
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.549% 3/22/24 (c)(d)	3,796,000	3,812,703
0.75% 3/22/24	2,835,000	2,817,318
		26,361,450
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	8,870,000	9,026,697
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc. 3.5% 4/15/25	4,500,000	4,760,270
TOTAL COMMUNICATION SERVICES		40,148,417
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 2.6%
BMW U.S. Capital LLC 3.45% 4/12/23 (b)	10,323,000	10,688,955
Daimler Finance North America LLC 0.75% 3/1/24 (b)	6,205,000	6,155,034
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.25% 11/17/23 (c)(d)	10,000,000	10,137,901
1.05% 3/8/24	1,414,000	1,404,918
1.25% 1/8/26	4,954,000	4,831,077
4.15% 6/19/23	5,000,000	5,222,524
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (b)	6,000,000	5,973,210
2.9% 5/13/22 (b)	2,242,000	2,264,952
		46,678,571
Textiles, Apparel & Luxury Goods - 0.4%
VF Corp. 2.05% 4/23/22	6,737,000	6,777,952
TOTAL CONSUMER DISCRETIONARY		53,456,523
CONSUMER STAPLES - 2.7%
Beverages - 0.4%
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	7,000,000	6,927,481
Food & Staples Retailing - 0.1%
7-Eleven, Inc.:
0.625% 2/10/23 (b)	1,124,000	1,120,549
0.8% 2/10/24 (b)	1,376,000	1,361,227
		2,481,776
Food Products - 0.5%
Conagra Brands, Inc. 0.5% 8/11/23	4,070,000	4,042,711
McCormick & Co., Inc. 0.9% 2/15/26	5,000,000	4,842,115
		8,884,826
Tobacco - 1.7%
BAT Capital Corp. 3.222% 8/15/24	350,000	364,528
BAT International Finance PLC 1.668% 3/25/26	5,000,000	4,925,427
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	5,257,000	5,450,172
3.75% 7/21/22 (b)	10,036,000	10,174,574
Philip Morris International, Inc.:
1.125% 5/1/23	3,910,000	3,933,451
2.875% 5/1/24	4,664,000	4,872,597
		29,720,749
TOTAL CONSUMER STAPLES		48,014,832
ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,781,000	2,810,320
Chevron Corp. 1.141% 5/11/23	4,099,000	4,127,920
Energy Transfer LP:
3.6% 2/1/23	8,291,000	8,484,007
4.2% 9/15/23	1,668,000	1,747,895
Equinor ASA 1.75% 1/22/26	909,000	917,147
Kinder Morgan Energy Partners LP 3.5% 9/1/23	2,729,000	2,828,052
Kinder Morgan, Inc. 3.15% 1/15/23	4,100,000	4,195,679
Marathon Petroleum Corp. 4.5% 5/1/23	4,620,000	4,826,931
MPLX LP:
1.75% 3/1/26	5,000,000	4,948,555
3.375% 3/15/23	3,922,000	4,027,028
4.5% 7/15/23	990,000	1,035,203
Occidental Petroleum Corp. 2.9% 8/15/24	2,098,000	2,104,200
Phillips 66 Co.:
0.9% 2/15/24	6,000,000	5,954,563
3.7% 4/6/23	3,533,000	3,662,945
3.85% 4/9/25	5,000,000	5,354,499
Pioneer Natural Resources Co. 0.55% 5/15/23	4,724,000	4,701,627
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,958,000	10,027,413
Shell International Finance BV 3.5% 11/13/23	1,197,000	1,258,450
The Williams Companies, Inc. 3.6% 3/15/22	11,729,000	11,771,505
Valero Energy Corp. 1.2% 3/15/24	7,000,000	6,967,613
Western Gas Partners LP 3 month U.S. LIBOR + 2.100% 2.2218% 1/13/23 (c)(d)	1,756,000	1,746,869
		93,498,421
FINANCIALS - 26.6%
Banks - 15.0%
Bank of America Corp.:
0.81% 10/24/24 (c)	5,500,000	5,465,490
0.976% 4/22/25 (c)	10,000,000	9,914,928
3.004% 12/20/23 (c)	10,254,000	10,485,022
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.440% 0.4935% 4/15/24 (c)(d)	6,150,000	6,160,455
0.55% 9/15/23	7,000,000	6,970,435
Barclays PLC:
1.007% 12/10/24 (c)	3,245,000	3,223,339
3.932% 5/7/25 (c)	10,000,000	10,560,124
4.338% 5/16/24 (c)	10,000,000	10,470,441
BBVA U.S.A. 2.5% 8/27/24	5,600,000	5,800,344
BNP Paribas SA 3.5% 3/1/23 (b)	8,000,000	8,267,710
Canadian Imperial Bank of Commerce:
0.45% 6/22/23	2,500,000	2,484,425
0.95% 6/23/23	7,000,000	7,018,522
Citigroup, Inc.:
0.981% 5/1/25 (c)	13,193,000	13,105,263
4.4% 6/10/25	326,000	354,052
Danske Bank A/S 3.875% 9/12/23 (b)	3,793,000	3,967,130
HSBC Holdings PLC:
0.976% 5/24/25 (c)	6,000,000	5,932,468
1.645% 4/18/26 (c)	4,469,000	4,448,418
Intesa Sanpaolo SpA 3.375% 1/12/23 (b)	5,000,000	5,127,563
JPMorgan Chase & Co.:
0.697% 3/16/24 (c)	5,000,000	4,993,239
0.824% 6/1/25 (c)	9,763,000	9,646,404
1.514% 6/1/24 (c)	4,680,000	4,717,391
2.083% 4/22/26 (c)	5,000,000	5,085,315
3.22% 3/1/25 (c)	5,000,000	5,223,133
Lloyds Banking Group PLC 0.695% 5/11/24 (c)	4,010,000	3,995,665
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (c)	6,000,000	5,984,167
0.953% 7/19/25 (c)	5,000,000	4,950,037
2.193% 2/25/25	11,000,000	11,279,248
Mizuho Financial Group, Inc. 0.849% 9/8/24 (c)	2,945,000	2,936,068
National Bank of Canada 0.55% 11/15/24 (c)	2,428,000	2,404,967
NatWest Group PLC:
2.359% 5/22/24 (c)	3,422,000	3,486,865
3.875% 9/12/23	15,847,000	16,565,584
NatWest Markets PLC 0.8% 8/12/24 (b)	3,125,000	3,082,709
PNC Bank NA:
1.743% 2/24/23 (c)	4,113,000	4,123,308
2.028% 12/9/22 (c)	5,000,000	5,001,445
Royal Bank of Canada 2.55% 7/16/24	6,460,000	6,698,403
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,000,000	5,125,051
3.5% 6/7/24	4,731,000	4,950,998
Societe Generale:
2.625% 10/16/24 (b)	908,000	935,253
3.875% 3/28/24 (b)	3,557,000	3,763,011
Sumitomo Mitsui Financial Group, Inc.:
0.508% 1/12/24	586,000	579,738
1.474% 7/8/25	5,000,000	4,989,380
Synovus Bank 2.289% 2/10/23 (c)	1,383,000	1,385,668
Synovus Financial Corp. 3.125% 11/1/22	5,000,000	5,080,803
The Toronto-Dominion Bank 0.75% 6/12/23	5,000,000	5,004,003
Wells Fargo & Co.:
1.654% 6/2/24 (c)	5,000,000	5,052,445
2.164% 2/11/26 (c)	5,000,000	5,101,926
3.75% 1/24/24	5,000,000	5,269,496
		267,167,849
Capital Markets - 5.3%
Credit Suisse AG:
0.495% 2/2/24	5,000,000	4,949,205
0.52% 8/9/23	5,000,000	4,975,207
Deutsche Bank AG New York Branch:
0.898% 5/28/24	1,760,000	1,748,060
1.447% 4/1/25 (c)	4,153,000	4,138,081
2.222% 9/18/24 (c)	9,466,000	9,600,541
3.3% 11/16/22	6,460,000	6,614,529
Goldman Sachs Group, Inc.:
0.523% 3/8/23	4,850,000	4,834,266
0.627% 11/17/23 (c)	5,000,000	4,987,039
0.657% 9/10/24 (c)	5,000,000	4,961,318
Intercontinental Exchange, Inc. 0.7% 6/15/23	4,623,000	4,610,740
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.7488% 1/20/23 (c)(d)	5,000,000	5,003,250
0.529% 1/25/24 (c)	5,359,000	5,337,934
0.731% 4/5/24 (c)	5,000,000	4,987,238
0.79% 5/30/25 (c)	11,000,000	10,831,793
3.737% 4/24/24 (c)	6,026,000	6,252,283
UBS AG London Branch 0.375% 6/1/23 (b)	5,687,000	5,651,842
UBS Group AG 1.008% 7/30/24 (b)(c)	5,345,000	5,341,723
		94,825,049
Consumer Finance - 3.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	3,012,000	3,006,568
1.75% 1/30/26	4,184,000	4,101,640
3.5% 5/26/22	5,000,000	5,058,024
4.125% 7/3/23	2,112,000	2,202,375
4.875% 1/16/24	1,464,000	1,564,325
Ally Financial, Inc.:
1.45% 10/2/23	789,000	792,489
3.05% 6/5/23	3,662,000	3,759,828
5.125% 9/30/24	4,280,000	4,689,552
Ford Motor Credit Co. LLC:
3.087% 1/9/23	5,000,000	5,063,150
4.14% 2/15/23	3,116,000	3,182,246
Hyundai Capital America 1% 9/17/24 (b)	5,519,000	5,446,109
Synchrony Financial:
4.25% 8/15/24	5,352,000	5,697,714
4.375% 3/19/24	5,198,000	5,510,999
Toyota Motor Credit Corp.:
0.5% 8/14/23	2,836,000	2,826,685
2.9% 3/30/23	1,727,000	1,779,288
		54,680,992
Diversified Financial Services - 0.7%
AIG Global Funding 0.8% 7/7/23 (b)	1,634,000	1,634,781
Athene Global Funding:
0.95% 1/8/24 (b)	5,259,000	5,241,702
1% 4/16/24 (b)	5,000,000	4,977,974
Equitable Holdings, Inc. 3.9% 4/20/23	340,000	353,578
		12,208,035
Insurance - 2.5%
American International Group, Inc. 2.5% 6/30/25	5,000,000	5,173,565
Equitable Financial Life Global Funding 0.5% 11/17/23 (b)	6,000,000	5,952,661
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	2,318,000	2,259,384
Guardian Life Global Funding 1.1% 6/23/25 (b)	4,747,000	4,716,350
Metropolitan Life Global Funding I 0.9% 6/8/23 (b)	3,627,000	3,639,916
Metropolitan Tower Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.550% 0.5985% 1/17/23 (b)(c)(d)	5,000,000	5,016,016
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.3788% 3/25/24 (b)(c)(d)	6,000,000	6,015,485
Pacific Life Global Funding II 1.2% 6/24/25 (b)	3,430,000	3,410,127
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.4987% 4/12/24 (b)(c)(d)	2,637,000	2,648,326
Protective Life Global Funding 0.502% 4/12/23 (b)	6,000,000	5,979,902
		44,811,732
TOTAL FINANCIALS		473,693,657
HEALTH CARE - 2.2%
Biotechnology - 0.3%
AbbVie, Inc. 2.3% 11/21/22	5,500,000	5,582,927
Health Care Providers & Services - 1.1%
Anthem, Inc.:
0.45% 3/15/23	6,079,000	6,053,126
3.125% 5/15/22	5,646,000	5,713,533
Cigna Corp. 0.613% 3/15/24	1,433,000	1,415,750
CVS Health Corp. 3.7% 3/9/23	680,000	703,241
Humana, Inc. 0.65% 8/3/23	6,000,000	5,967,711
		19,853,361
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC 0.7% 5/28/24	4,551,000	4,504,963
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	4,500,000	4,898,523
Mylan NV 3.125% 1/15/23 (b)	4,160,000	4,262,089
		13,665,575
TOTAL HEALTH CARE		39,101,863
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.7%
The Boeing Co.:
1.167% 2/4/23	4,219,000	4,220,578
1.95% 2/1/24	5,000,000	5,069,208
4.875% 5/1/25	3,000,000	3,287,986
		12,577,772
Airlines - 0.3%
Delta Air Lines, Inc. 2.9% 10/28/24	4,794,000	4,831,358
Commercial Services & Supplies - 0.3%
Republic Services, Inc. 0.875% 11/15/25	6,080,000	5,910,081
Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij NV 0.65% 3/11/24 (b)	3,769,000	3,746,132
Machinery - 0.5%
Caterpillar Financial Services Corp. 0.25% 3/1/23	6,000,000	5,974,807
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 0.5831% 4/5/23 (c)(d)	3,329,000	3,329,169
		9,303,976
Trading Companies & Distributors - 1.0%
Air Lease Corp.:
0.7% 2/15/24	2,107,000	2,077,270
0.8% 8/18/24	2,623,000	2,574,272
2.625% 7/1/22	1,180,000	1,191,224
3.5% 1/15/22	6,047,000	6,068,681
International Lease Finance Corp. 5.875% 8/15/22	5,731,000	5,936,077
		17,847,524
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (b)	685,000	691,689
TOTAL INDUSTRIALS		54,908,532
INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 0.4%
Dell International LLC/EMC Corp. 5.45% 6/15/23	7,085,000	7,514,794
IT Services - 0.5%
PayPal Holdings, Inc. 1.35% 6/1/23	2,183,000	2,205,750
The Western Union Co.:
2.85% 1/10/25	1,063,000	1,105,364
4.25% 6/9/23	6,026,000	6,309,610
		9,620,724
Semiconductors & Semiconductor Equipment - 0.2%
Microchip Technology, Inc. 0.983% 9/1/24 (b)	3,079,000	3,034,521
Software - 0.5%
VMware, Inc.:
0.6% 8/15/23	5,987,000	5,951,604
1% 8/15/24	3,937,000	3,908,975
		9,860,579
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 0.75% 5/11/23	4,678,000	4,689,142
TOTAL INFORMATION TECHNOLOGY		34,719,760
MATERIALS - 0.7%
Chemicals - 0.7%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (b)	3,323,000	3,436,043
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (b)	881,000	881,504
The Mosaic Co. 3.25% 11/15/22	6,937,000	7,091,078
Westlake Chemical Corp. 0.875% 8/15/24	1,808,000	1,789,832
		13,198,457
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp. 1.3% 9/15/25	1,905,000	1,878,368
Crown Castle International Corp. 1.35% 7/15/25	444,000	439,502
Welltower, Inc. 3.625% 3/15/24	2,497,000	2,630,376
		4,948,246
UTILITIES - 5.0%
Electric Utilities - 3.0%
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2992% 6/10/23 (c)(d)	4,511,000	4,508,708
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 8/15/23 (c)(d)	6,000,000	5,991,960
Exelon Corp. 3.497% 6/1/22 (c)	10,129,000	10,233,348
FirstEnergy Corp.:
1.6% 1/15/26	476,000	467,132
2.05% 3/1/25	2,724,000	2,710,380
Florida Power & Light Co. 2.85% 4/1/25	1,231,000	1,288,384
ITC Holdings Corp. 2.7% 11/15/22	3,596,000	3,659,158
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4296% 2/22/23 (c)(d)	7,000,000	6,988,660
0.65% 3/1/23	5,000,000	4,993,612
2.75% 5/1/25	4,137,000	4,307,400
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 0.3823% 9/28/23 (c)(d)	2,688,000	2,688,008
Southern California Edison Co. 3 month U.S. LIBOR + 0.270% 0.3889% 12/3/21 (c)(d)	4,068,000	4,068,007
Southern Co. 0.6% 2/26/24	2,247,000	2,217,782
		54,122,539
Gas Utilities - 0.9%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.496% 3/9/23 (c)(d)	3,890,000	3,890,266
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 0.6196% 3/2/23 (c)(d)	5,170,000	5,161,817
Dominion Gas Holdings LLC 2.5% 11/15/24	989,000	1,024,208
ONE Gas, Inc. 0.85% 3/11/23	6,230,000	6,220,185
		16,296,476
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP 0.833% 6/15/24 (b)	2,827,000	2,787,764
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 0.7% 5/13/24 (c)(d)	4,294,000	4,293,785
2.5% 9/1/22	1,027,000	1,040,705
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.646% 9/15/23 (c)(d)	3,520,000	3,520,813
DTE Energy Co. 2.25% 11/1/22	5,000,000	5,072,553
NiSource, Inc. 0.95% 8/15/25	1,953,000	1,904,838
		15,832,694
TOTAL UTILITIES		89,039,473
TOTAL NONCONVERTIBLE BONDS (Cost $939,972,051)		944,728,181

U.S. Treasury Obligations - 19.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.25% 5/15/24	55,444,000	54,826,752
0.25% 6/15/24	25,000,000	24,697,266
0.25% 7/31/25	75,000,000	72,975,586
0.375% 8/15/24	25,000,000	24,744,141
0.375% 4/30/25	122,204,100	119,841,164
2.375% 8/15/24	48,892,000	50,990,918
TOTAL U.S. TREASURY OBLIGATIONS (Cost $352,022,265)		348,075,827

U.S. Government Agency - Mortgage Securities - 2.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.9%
3% 7/1/36	7,239,839	7,616,770
3.5% 9/1/29	276,943	292,529
4.5% 3/1/39 to 9/1/49	5,525,870	6,010,193
5.5% 11/1/34	1,298,910	1,464,578
7.5% 11/1/31	290	337
TOTAL FANNIE MAE		15,384,407
Freddie Mac - 1.2%
2% 1/1/32	9,240,696	9,500,592
2.5% 11/1/28	7,596,520	7,878,737
3% 2/1/34	3,817,169	3,998,578
4% 4/1/26	176,068	185,483
8.5% 5/1/26 to 7/1/28	21,989	24,718
TOTAL FREDDIE MAC		21,588,108
Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	153,276	172,880

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $36,793,552)		37,145,395

Asset-Backed Securities - 16.9%
	Principal Amount (a)	Value ($)
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)	766,000	766,454
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 1.1883% 7/22/32 (b)(c)(d)	6,143,000	6,142,982
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 1/15/32 (b)(c)(d)	6,469,000	6,469,420
Ajax Mortgage Loan Trust Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	2,412,961	2,400,900
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 1.1783% 4/22/31 (b)(c)(d)	5,370,000	5,376,240
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	7,227,000	7,157,171
Series 2021-A1 Class A1, 0.44% 9/15/26	6,557,000	6,475,997
Canadian Pacer Auto Receivables Trust Series 2018-2A Class A3, 3.27% 12/19/22 (b)	45,649	45,715
CarMax Auto Owner Trust:
Series 2018-4 Class A3, 3.36% 9/15/23	923,324	930,958
Series 2020-4 Class A3, 0.5% 8/15/25	3,750,000	3,744,086
Series 2021-1 Class A3, 0.34% 12/15/25	3,598,000	3,581,380
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	5,196,000	5,160,889
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,652,380	1,651,303
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 1.1045% 7/27/30 (b)(c)(d)	6,060,000	6,060,764
Chesapeake Funding II LLC Series 2019-1A Class A1, 2.94% 4/15/31 (b)	1,374,580	1,387,057
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	447,269	448,262
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (b)	1,212,210	1,217,584
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 0.5916% 7/25/34 (c)(d)	118,274	116,478
Dell Equipment Finance Trust:
Series 2019-2 Class A3, 1.91% 10/22/24 (b)	1,216,301	1,222,198
Series 2020-2:
Class A2, 0.47% 10/24/22 (b)	1,273,811	1,274,591
Class A3, 0.57% 10/23/23 (b)	2,896,000	2,895,889
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	2,373,000	2,362,855
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (b)	701,418	703,682
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (b)	4,325,000	4,313,870
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	3,723,000	3,709,807
Drive Auto Receivables Trust Series 2021-2 Class A2, 0.36% 5/15/24	6,150,000	6,147,161
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 4/15/31 (b)(c)(d)	5,850,000	5,854,019
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (b)	3,335,177	3,364,633
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	4,864,826	4,861,007
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	2,102,050	2,093,301
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	5,223,000	5,183,066
Exeter Automobile Receivables Trust:
Series 2021-2A Class A3, 0.3% 10/15/24	2,146,000	2,141,640
Series 2021-3A Class A2, 0.34% 1/16/24	3,104,409	3,102,998
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (b)(c)	1,271,605	1,270,938
Ford Credit Auto Lease Trust Series 2020-B Class A3, 0.62% 8/15/23	4,490,000	4,495,388
Ford Credit Auto Owner Trust Series 2020-B Class A, 0.5% 2/15/23	81,939	81,952
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	4,952,000	4,940,010
GM Financial Consumer Automobile Receivables Trust:
Series 2020-3 Class A2, 0.35% 7/17/23	778,804	778,825
Series 2020-4 Class A3, 0.38% 8/18/25	4,404,000	4,395,121
GM Financial Securitized Term Automobile Receivables Trust Series 2019-1 Class A3, 2.97% 11/16/23	674,902	678,789
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	2,239,000	2,233,533
Series 2020-2 Class A, 0.69% 10/15/25 (b)	4,896,000	4,873,467
HPEFS Equipment Trust:
Series 2020-2A Class A2, 0.65% 7/22/30 (b)	1,000,866	1,001,300
Series 2021-2A Class A2, 0.3% 9/20/28 (b)	4,170,000	4,161,627
Hyundai Auto Lease Securitization Trust Series 2021-A Class A3, 0.33% 1/16/24 (b)	4,015,000	4,010,988
Hyundai Auto Receivables Trust Series 2020-C Class A3, 0.38% 5/15/25	4,772,000	4,761,245
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)	1,975,000	2,002,877
Madison Park Funding XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 0.970% 1.1045% 7/27/31 (b)(c)(d)	4,709,000	4,709,292
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1283% 1/22/31 (b)(c)(d)	4,781,000	4,781,206
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (b)	76,981	77,091
Series 2021-2A Class A, 0.51% 9/15/31 (b)	3,127,942	3,122,823
Mercedes-Benz Auto Lease Trust:
Series 2019-B Class A3, 2% 10/17/22	925,644	927,832
Series 2020-A Class A3, 1.84% 12/15/22	1,563,097	1,568,442
Series 2020-B Class A3, 0.4% 11/15/23	2,380,000	2,379,511
Mercedes-Benz Auto Receivables Trust Series 2020-1 Class A2, 0.46% 3/15/23	449,911	449,971
MMAF Equipment Finance LLC Series 2019-B:
Class A2, 2.07% 10/12/22 (b)	122,122	122,195
Class A3, 2.01% 12/12/24 (b)	3,817,000	3,861,441
Mortgage Repurchase Agreement Financing Trust:
Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.0911% 8/10/23 (b)(c)(d)	4,446,000	4,456,190
Series 2021-1 Class A1, 1 month U.S. LIBOR + 0.500% 0.5911% 3/10/22 (b)(c)(d)	5,188,000	5,194,392
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (b)	2,317,454	2,312,428
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 1.1223% 7/17/32 (b)(c)(d)	6,160,000	6,167,429
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 0.9596% 5/20/29 (b)(c)(d)	5,360,645	5,361,364
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3366% 1/25/36 (c)(d)	232,915	233,131
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (b)	23,573	23,528
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	3,879,668	3,863,386
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (b)	4,043,000	4,030,577
Santander Drive Auto Receivables Trust Series 2021-2 Class A3, 0.34% 2/18/25	4,536,000	4,530,308
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (b)	5,414,000	5,400,036
Series 2021-A Class A3, 0.51% 7/22/24 (b)	3,228,000	3,209,281
Securitized Term Auto Receivables Trust Series 2019-1A Class A3, 2.986% 2/27/23 (b)	405,180	406,567
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 0.666% 12/15/25 (b)(c)(d)	2,466,905	2,466,299
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (b)	163,412	163,702
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.1836% 7/15/32 (b)(c)(d)	4,659,000	4,659,573
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 1.1179% 11/18/30 (b)(c)(d)	6,386,000	6,385,994
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9516% 9/25/34 (c)(d)	144,982	135,805
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (b)	2,506,000	2,509,991
Tesla Auto Lease Trust Series 2021-A Class A3, 0.56% 3/20/25 (b)	4,639,000	4,607,164
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	3,136,000	3,138,143
Toyota Auto Receivables Owner Trust Series 2020-C Class A3, 0.44% 10/15/24	6,000,000	5,998,904
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)	176,855	176,337
Series 2021-2 Class A, 0.91% 6/20/31 (b)	2,613,435	2,611,072
Series 2021-3 Class A, 0.83% 7/20/31 (b)	4,070,759	4,061,478
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	1,481,330	1,481,924
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	4,815,266	4,815,250
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	5,776,523	5,774,829
Verizon Master Trust Series 2021-1 Class A, 0.5% 5/20/27	4,543,000	4,495,569
Verizon Owner Trust:
Series 2018-A Class A1A, 3.23% 4/20/23	275,055	275,636
Series 2020-A Class A1A, 1.85% 7/22/24	5,529,000	5,580,589
Volkswagen Auto Lease Trust:
Series 2019-A Class A3, 1.99% 11/21/22	1,768,797	1,773,460
Series 2020-A Class A3, 0.39% 1/22/24	6,000,000	5,995,502
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	48,594	48,667
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (b)	409,841	411,270
Series 2019-2A Class A3, 2.04% 11/15/23 (b)	2,043,418	2,058,534
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 1.0723% 4/17/30 (b)(c)(d)	6,000,000	6,000,474
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 0.3711% 8/20/29 (b)(c)(d)	4,796,169	4,798,839
World Omni Automobile Lease Securitization Trust:
Series 2019-B Class A3, 2.03% 11/15/22	1,633,542	1,637,078
Series 2020-B Class A3, 0.45% 2/15/24	3,134,000	3,128,809
TOTAL ASSET-BACKED SECURITIES (Cost $300,722,842)		300,429,730

Collateralized Mortgage Obligations - 0.8%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.6%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	1,306,961	1,307,048
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	1,511,750	1,510,698
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.628% 8/25/60 (b)(c)(d)	505,405	505,803
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (b)(c)	5,157,000	5,206,043
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (b)	2,407,876	2,400,895
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.0386% 7/20/34 (c)(d)	1,515	1,483
TOTAL PRIVATE SPONSOR		10,931,970
U.S. Government Agency - 0.2%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 0.392% 5/25/45 (c)(d)	657,153	659,762
sequential payer Series 2001-40 Class Z, 6% 8/25/31	64,535	70,046
Series 2016-27:
Class HK, 3% 1/25/41	641,266	672,952
Class KG, 3% 1/25/40	298,454	313,235
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 0.442% 7/25/46 (c)(d)	777,410	782,544
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	47,271	47,459
Series 2015-4437 Class DE, 2% 10/15/32	55,605	55,862
Series 3949 Class MK, 4.5% 10/15/34	366,794	399,053
TOTAL U.S. GOVERNMENT AGENCY		3,000,913
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,851,814)		13,932,883

Commercial Mortgage Securities - 6.7%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,502,000	1,539,165
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	1,290,696	1,315,279
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 0.84% 9/15/26 (b)(c)(d)	3,055,000	3,049,959
BX Commercial Mortgage Trust:
floater Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.7423% 5/15/38 (b)(c)(d)	2,400,000	2,392,693
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.89% 12/15/36 (b)(c)(d)	2,175,281	2,173,236
BX Trust:
floater sequential payer Series 2021-SOAR Class A, 0.76% 6/15/38 (b)(c)	2,668,000	2,653,030
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.089% 4/15/34 (b)(c)(d)	2,450,000	2,444,628
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.01% 10/15/36 (b)(c)(d)	4,998,263	4,998,262
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	4,967,098	4,946,446
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	3,310,201	3,255,444
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.0395% 11/15/36 (b)(c)(d)	1,128,000	1,125,174
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.21% 6/15/34 (b)(c)(d)	4,287,704	4,279,638
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (b)	5,188,000	5,250,226
Series 2013-GC17 Class A4, 4.131% 11/10/46	2,062,000	2,171,423
Series 2014-GC21 Class AAB, 3.477% 5/10/47	834,138	860,333
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,164,101	2,252,699
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	489,442	489,236
Series 2013-CR11 Class ASB, 3.66% 8/10/50	993,198	1,017,777
Series 2014-CR18 Class ASB, 3.452% 7/15/47	1,062,198	1,085,806
Series 2012-CR4 Class ASB, 2.436% 10/15/45	250,229	252,223
Series 2013-LC6 Class ASB, 2.478% 1/10/46	613,534	618,061
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.07% 5/15/36 (b)(c)(d)	5,242,000	5,241,999
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	714,000	722,055
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	2,378,969	2,464,907
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 1.000% 1.09% 7/15/32 (b)(c)(d)	1,279,000	1,276,114
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 1.17% 7/15/38 (b)(c)(d)	1,284,318	1,283,548
Freddie Mac Series K720 Class A2, 2.716% 6/25/22	1,657,692	1,668,314
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GCJ7:
Class A/S, 4.085% 5/10/45	3,871,000	3,894,842
Class A4, 3.377% 5/10/45	1,328,544	1,328,580
Series 2014-GC18 Class AAB, 3.648% 1/10/47	23,872	24,517
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	5,340,166	5,362,173
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,408,000	4,481,540
Series 2017-GS8 Class A1, 2.222% 11/10/50	354,840	356,935
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	7,318,295	7,387,266
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (b)	5,346,000	5,425,803
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.09% 9/15/29 (b)(c)(d)	2,243,000	2,238,730
sequential payer Series 2012-C8 Class A3, 2.8291% 10/15/45	1,963,780	1,983,205
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (b)	1,245,000	1,260,361
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.79% 3/15/38 (b)(c)(d)	2,458,000	2,453,015
Merit floater:
Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.24% 8/15/37 (b)(c)(d)	581,852	580,941
Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 0.79% 7/15/38 (b)(c)(d)	1,360,000	1,354,467
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	1,221,390	1,270,125
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	3,286,000	3,376,939
Series 2019-H7 Class A1, 2.327% 7/15/52	1,837,289	1,863,323
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8795% 4/10/46 (b)(c)(d)	3,807,000	3,799,174
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	1,003,155	1,012,175
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (b)	2,654,000	2,691,734
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	2,853,708	2,971,922
Series 2017-RC1 Class ASB, 3.453% 1/15/60	2,745,000	2,873,114
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	134,945	136,603
Series 2013-C14 Class ASB, 2.977% 6/15/46	241,169	244,948
Series 2013-C16 Class ASB, 3.963% 9/15/46	398,232	408,707
Series 2014-C20 Class ASB, 3.638% 5/15/47	762,850	787,120
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $121,031,362)		120,395,934

Bank Notes - 0.4%
	Principal Amount (a)	Value ($)
Discover Bank 3.35% 2/6/23	5,000,000	5,135,825
First Republic Bank 1.912% 2/12/24 (c)	2,271,000	2,299,251
TOTAL BANK NOTES (Cost $7,323,068)		7,435,076

Commercial Paper - 0.3%
	Principal Amount (a)	Value ($)
HSBC U.S.A., Inc. yankee 0.4% 2/9/22 (Cost $4,996,111)	5,000,000	4,997,427

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (e) (Cost $88,529,197)	88,511,495	88,529,197

TOTAL INVESTMENT IN SECURITIES - 104.8% (Cost $1,865,242,262)	1,865,669,650
NET OTHER ASSETS (LIABILITIES) - (4.8)%	(85,297,717)
NET ASSETS - 100.0%	1,780,371,933

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $462,010,327 or 26.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	14,535,105	308,656,819	234,662,727	7,704	-	-	88,529,197	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	-	24,223,980	24,223,980	1,149	-	-	-	0.0%
Total	14,535,105	332,880,799	258,886,707	8,853	-	-	88,529,197

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Bank Notes and Commercial Paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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